SEI INSURANCE PRODUCTS TRUST

VP Conservative Strategy Fund
VP Moderate Strategy Fund
VP Market Plus Strategy Fund
VP Balanced Strategy Fund
VP Market Growth Strategy Fund
(each, a "Fund," and together, the "Funds")

Supplement dated April 6, 2015
to the Class II Shares Prospectus (the "Prospectus") dated April 30, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect corrections to the fees and expenses of the Funds.

Revisions to the Fees and Expenses of the VP Conservative Strategy Fund

In the Fund Summary for the VP Conservative Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class II
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	10.31	%*
Acquired Fund Fees and Expenses (AFFE)	0.72	%†
Total Annual Fund Operating Expenses	11.13%
Less Fee Reductions and/or Expense Reimbursements	(9.96)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.17	%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.54%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.45%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Conservative Strategy Fund—Class II Shares	$119	$2,291

There are no other changes to the Fees and Expenses of the VP Conservative Strategy Fund.

Revisions to the Fees and Expenses of the VP Moderate Strategy Fund

In the Fund Summary for the VP Moderate Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class II
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	10.55	%*
Acquired Fund Fees and Expenses (AFFE)	0.89	%†
Total Annual Fund Operating Expenses	11.54%
Less Fee Reductions and/or Expense Reimbursements	(10.21)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.33	%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.66%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.44%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Moderate Strategy Fund—Class II Shares	$135	$2,374

There are no other changes to the Fees and Expenses of the VP Moderate Strategy Fund.

Revisions to the Fees and Expenses of the VP Market Plus Strategy Fund

In the Fund Summary for the VP Market Plus Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class II
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	10.67	%*
Acquired Fund Fees and Expenses (AFFE)	1.16	%†
Total Annual Fund Operating Expenses	11.93%
Less Fee Reductions and/or Expense Reimbursements	(10.39)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.54	%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.86%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.38%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Market Plus Strategy Fund—Class II Shares	$157	$2,457

There are no other changes to the Fees and Expenses of the VP Market Plus Strategy Fund.

Revisions to the Fees and Expenses of the VP Balanced Strategy Fund

In the Fund Summary for the VP Balanced Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class II
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	23.32	%*
Acquired Fund Fees and Expenses (AFFE)	1.00	%†
Total Annual Fund Operating Expenses	24.42%
Less Fee Reductions and/or Expense Reimbursements	(23.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.40	%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.74%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.40%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Balanced Strategy Fund—Class II Shares	$143	$4,267

There are no other changes to the Fees and Expenses of the VP Balanced Strategy Fund.

Revisions to the Fees and Expenses of the VP Market Growth Strategy Fund

In the Fund Summary for the VP Market Growth Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class II
Management Fees	0.10%
Distribution (12b-1) Fees	None
Other Expenses	9.38	%*
Acquired Fund Fees and Expenses (AFFE)	1.09	%†
Total Annual Fund Operating Expenses	10.57%
Less Fee Reductions and/or Expense Reimbursements	(9.08)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.49	%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred for the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.80%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.40%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Market Growth Strategy Fund—Class II Shares	$152	$2,220

There are no other changes to the Fees and Expenses of the VP Market Growth Strategy Fund.

Revisions to the Fee Waiver Disclosure

In the section titled "Information about Fee Waivers," the text and table immediately following the second paragraph are hereby deleted and replaced with the following:

Fund Name	Total Fund Operating Expenses (before fee waivers)	Total Fund Operating Expenses (after contractual fee waivers)	Total Fund Operating Expenses (after contractual and voluntary fee waivers)	Total Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
VP Defensive Strategy Fund	27.11%	1.02%	0.92%	0.35%
VP Conservative Strategy Fund	11.13%	1.17%	1.07%	0.35%
VP Moderate Strategy Fund	11.54%	1.33%	1.23%	0.34%
VP Market Plus Strategy Fund	11.93%	1.54%	1.44%	0.28%
VP Balanced Strategy Fund	24.42%	1.40%	1.30%	0.30%
VP Market Growth Strategy Fund	10.57%	1.49%	1.39%	0.30%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds, other investment companies or ETPs and with other events that directly affect the operating expenses of the Underlying SEI Funds, other investment companies or ETPs.

There are no other changes to the fee waiver disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-939 (04/15)

SEI INSURANCE PRODUCTS TRUST

VP Conservative Strategy Fund
VP Moderate Strategy Fund
VP Market Plus Strategy Fund
VP Balanced Strategy Fund
VP Market Growth Strategy Fund
(each, a "Fund," and together, the "Funds")

Supplement dated April 6, 2015
to the Class III Shares Prospectus (the "Prospectus") dated April 30, 2014

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect corrections to the fees and expenses of the Funds.

Revisions to the Fees and Expenses of the VP Conservative Strategy Fund

In the Fund Summary for the VP Conservative Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class III
Management Fees	0.10%
Distribution (12b-1) Fees	0.30%
Other Expenses	10.31%*
Acquired Fund Fees and Expenses (AFFE)	0.72%†
Total Annual Fund Operating Expenses	11.43%
Less Fee Reductions and/or Expense Reimbursements	(10.01)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.42%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.54%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.70%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Conservative Strategy Fund—Class III Shares	$143	$2,363

There are no other changes to the Fees and Expenses of the VP Conservative Strategy Fund.

Revisions to the Fees and Expenses of the VP Moderate Strategy Fund

In the Fund Summary for the VP Moderate Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class III
Management Fees	0.10%
Distribution (12b-1) Fees	0.30%
Other Expenses	10.55%*
Acquired Fund Fees and Expenses (AFFE)	0.89%†
Total Annual Fund Operating Expenses	11.84%
Less Fee Reductions and/or Expense Reimbursements	(10.26)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.58%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.66%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.69%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Moderate Strategy Fund—Class III Shares	$161	$2,445

There are no other changes to the Fees and Expenses of the VP Moderate Strategy Fund.

Revisions to the Fees and Expenses of the VP Market Plus Strategy Fund

In the Fund Summary for the VP Market Plus Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class III
Management Fees	0.10%
Distribution (12b-1) Fees	0.30%
Other Expenses	10.67%*
Acquired Fund Fees and Expenses (AFFE)	1.16%†
Total Annual Fund Operating Expenses	12.23%
Less Fee Reductions and/or Expense Reimbursements	(10.44)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.79%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.86%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.63%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Market Plus Strategy Fund—Class III Shares	$182	$2,527

There are no other changes to the Fees and Expenses of the VP Market Plus Strategy Fund.

Revisions to the Fees and Expenses of the VP Balanced Strategy Fund

In the Fund Summary for the VP Balanced Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class III
Management Fees	0.10%
Distribution (12b-1) Fees	0.30%
Other Expenses	23.32%*
Acquired Fund Fees and Expenses (AFFE)	1.00%†
Total Annual Fund Operating Expenses	24.72%
Less Fee Reductions and/or Expense Reimbursements	(23.07)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.65%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.74%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Balanced Strategy Fund—Class III Shares	$168	$4,319

There are no other changes to the Fees and Expenses of the VP Balanced Strategy Fund.

Revisions to the Fees and Expenses of the VP Market Growth Strategy Fund

In the Fund Summary for the VP Market Growth Strategy Fund, under the heading "Fees and Expenses" (but excluding the sub-heading titled "Portfolio Turnover"), the text and tables are hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold Fund shares. The table does not reflect fees or expenses that are, or may be, imposed under your variable annuity contracts or variable life insurance policies ("variable contracts"). If the information below were to reflect the deduction of insurance charges, fees and expenses would be higher. For more information on these charges, please refer to the documents governing your variable contract or consult your plan administrator.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)	Class III
Management Fees	0.10%
Distribution (12b-1) Fees	0.30%
Other Expenses	9.38%*
Acquired Fund Fees and Expenses (AFFE)	1.09%†
Total Annual Fund Operating Expenses	10.87%
Less Fee Reductions and/or Expense Reimbursements	(9.13)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements^	1.74%‡

*  Other Expenses are based on estimated amounts for the current fiscal year.

†  AFFE is based on amounts incurred during the period ended December 31, 2013. As of January 16, 2015, AFFE is estimated to be 0.80%.

‡  The Fund incurred AFFE during the most recent fiscal year, and therefore the operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial statements (or the "Financial Highlights" section in the prospectus). The financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

^  Effective April 30, 2014, the Fund's administrator and/or its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and other extraordinary expenses not incurred in the ordinary course of the Fund's business) from exceeding 0.65%. This fee waiver and reimbursement agreement shall remain in effect until April 30, 2015, unless earlier terminated. The agreement may be amended or terminated only with the consent of the Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect expenses and charges which are, or may be, imposed under your variable contract. If the Example did reflect such expenses and charges, the costs reflected below would be higher. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
VP Market Growth Strategy Fund—Class III Shares	$177	$2,292

There are no other changes to the Fees and Expenses of the VP Market Growth Strategy Fund.

Revisions to the Fee Waiver Disclosure

In the section titled "Information about Fee Waivers," the text and table immediately following the second paragraph are hereby deleted and replaced with the following:

Fund Name	Total Fund Operating Expenses (before fee waivers)	Total Fund Operating Expenses (after contractual fee waivers)	Total Fund Operating Expenses (after contractual and voluntary fee waivers)	Total Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*
VP Defensive Strategy Fund	27.41%	1.27%	1.17%	0.60%
VP Conservative Strategy Fund	11.43%	1.42%	1.32%	0.60%
VP Moderate Strategy Fund	11.84%	1.58%	1.48%	0.59%
VP Market Plus Strategy Fund	12.23%	1.79%	1.69%	0.53%
VP Balanced Strategy Fund	24.72%	1.65%	1.55%	0.55%
VP Market Growth Strategy Fund	10.87%	1.74%	1.64%	0.55%

*  AFFE reflects the estimated amount of fees and expenses that will be incurred indirectly by the Funds through their investments in other investment companies during the current fiscal year. Actual AFFE indirectly borne by a Fund will vary with changes in the allocation of the Fund's assets among the Underlying SEI Funds, other investment companies or ETPs and with other events that directly affect the operating expenses of the Underlying SEI Funds, other investment companies or ETPs.

There are no other changes to the fee waiver disclosure of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-940 (04/15)